Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,293,911	$ 474,422	¥ 2,152,647
Restricted cash	9,319	1,342	61,091
Short-term investments	2,430,091	350,006	1,955,315
Accounts receivable (net of allowance for doubtful accounts of RMB2,315 and RMB512 (US$74) as of December 31, 2015 and 2016, respectively)	1,205,924	173,689	1,075,456
Inventories, net	95,617	13,772	111,667
Amounts due from related parties, current	20,451	2,946	1,645
Prepaid expenses and other current assets	377,219	54,331	338,677
Deferred tax assets, current	99,228	14,292	45,977
Total current assets	7,531,760	1,084,800	5,742,475
Non-current assets:
Property and equipment, net	134,574	19,383	103,554
Intangible assets, net	29,667	4,273	34,155
Goodwill	1,504,278	216,661	1,504,278
Long-term investments	134,466	19,367	124,102
Amounts due from related parties, non-current	809	117	0
Deferred tax assets, non-current	22,435	3,231	0
Other non-current assets	34,037	4,902	21,512
Total non-current assets	1,860,266	267,934	1,787,601
Total assets	9,392,026	1,352,734	7,530,076
Current liabilities:
Accrued expenses and other payables	1,151,547	165,859	833,473
Advance from customers	75,882	10,929	27,214
Deferred revenue	1,012,143	145,779	872,487
Notes payable	31,063	4,474	174,943
Income tax payable	256,775	36,983	224,973
Amounts due to related parties	16,630	2,395	23,444
Total current liabilities	2,544,040	366,419	2,156,534
Non-current liabilities:
Other liabilities	34,977	5,038	32,596
Deferred tax liabilities	461,796	66,512	489,910
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB28,445 and RMB28,531 (US$4,109) as of December 31, 2015 and 2016, respectively)	496,773	71,550	522,506
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE and Chezhiying WFOE of RMB166,378 and RMB320,216 (US$46,120) as of December 31, 2015 and 2016, respectively)	3,040,813	437,969	2,679,040
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	3,006,152	432,976	2,787,103
Accumulated other comprehensive income	125,009	18,005	62,753
Retained earnings	3,221,459	463,987	1,993,545
Total Autohome Inc. shareholders' equity	6,360,404	916,089	4,851,036
Noncontrolling interests	(9,191)	(1,324)	0
Total equity	6,351,213	914,765	4,851,036
Total liabilities and equity	9,392,026	1,352,734	7,530,076
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7,784	1,121	3,452
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	¥ 0	$ 0	¥ 4,183